Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [text block] [Abstract]
Schedule of interest in subsidiary undertakings
Name	Principal activity	Registered Address	Percentage shareholding	Country of incorporation
Tiziana Pharma Limited	Clinical stage biotechnology company	3rd Floor, 11-12 St James’s Square, London, SW1Y 4LB	100%	England & Wales
Tiziana Therapeutics, Inc.	Clinical stage biotechnology company	420 Lexington Avenue Suite 2525 New York, NY 10170	100%	USA
Longevia Genomics SRL	Biotech Discovery Company	Via Constantinpoli 42 09100-Cagliari (CA)	100%	Italy
Stemprinter Sciences Ltd	Specialist medical practice activities	9th Floor, 107 Cheapside, London, UK EC2V 6DN	100%	England & Wales